Accrued Expenses and Other Current Liabilities - Changes in warrant liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accrued Expenses and Other Current Liabilities
Beginning balance	$ 455	$ 137
Charge for the period	1,165	544
Utilized during the period	(626)	(226)
Ending balance	$ 994	$ 455